Summary of Principal Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share
Net income (loss) attributable to Leju ordinary shareholders-basic and diluted	$ 66,520,894	$ 42,524,962	$ (44,759,336)
Weighted average number of ordinary shares outstanding-basic (in shares)	129,320,666	120,000,000	120,000,000
Weighted average number of ordinary shares outstanding-diluted (in shares)	132,502,100	120,000,000	120,000,000
Basic earnings (loss) per share (in dollars per share)	$ 0.51	$ 0.35	$ (0.37)
Diluted earnings (loss) per share (in dollars per share)	$ 0.50	$ 0.35	$ (0.37)
Share options and restricted shares
Antidilutive instruments excluded from computation of diluted earnings (loss) per share
Antidilutive securities excluded from computation of diluted earnings (loss) per share		599,333